Financial assets and liabilities	12 Months Ended
Dec. 31, 2023
Financial assets and liabilities
Financial assets and liabilities

18     Financial assets and liabilities

Classification of financial instruments

	2023
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	26,213	—
Trade and other receivables	—	7,288	—
Accounts payable and accrued liabilities	—	—	3,282
Lease liabilities	—	—	837
Long-term debt	—	—	7,104
	—	33,501	11,223

	2022
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	46,517	—
Trade and other receivables	—	6,344	—
Accounts payable and accrued liabilities	—	—	2,033
Lease liabilities	—	—	1,056
Derivative financial instrument	563	—	—
Long-term debt	—	—	7,174
	563	52,861	10,263

Credit risk

Credit risk is the risk of a financial loss to the Company if a counterparty to a financial instrument fails to meet its contractual obligation. The Company is exposed to credit risk on its cash and trade and other receivable balances. The Company’s cash management policies include ensuring cash is deposited in Canadian chartered banks.

The Company applies the IFRS 9 simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance for all trade receivables. To measure the expected credit losses, trade receivables are grouped based on shared credit risk characteristics and the days past due. On that basis, the loss allowance as at December 31, 2022 was nominal as the Company only transacts with hospitals and private clinics and has not incurred a sustained trend of any credit losses since revenue began.

At December 31, 2023, the expected loss rates are based on comparable company payment profiles of sales over a period of 36 months before December 31, 2023 or January 1, 2023 respectively and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current information on macroeconomic factors affecting the ability of the customers to settle the receivables.

The loss allowance as at December 31, 2023 for trade receivables is as follows:

	2023
	Current	0–30 days	31-60 days	61-90 days	90+ days	Total

Expected loss rate	0.84%	1.42%	1.35%	2.46%	3.62%
Gross carrying amount	6,497	—	93	—	555	7,145
Loss allowance	55	—	1	—	20	76

The loss allowance for trade receivables as at December 31 reconciled to the opening loss allowances as follows:

2023
$

Opening loss allowance January 1	—
Increase in loss allowance recognized in loss during the year	76
Closing loss allowance at December 31	76

Trade and other receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, failure to make contractual payments for a period of greater than 180 days past due.

Market risk

Market risk is the risk the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices, including interest rate risk and foreign currency risk.

●	Interest rate price risk

Interest rate price risk is the risk the cash flows of a financial instrument will fluctuate due to changes in market interest rates. The Company is exposed to such fluctuations relating to cash, as it is held in a high interest account which bears interest at a floating rate and long-term debt, as it bears interest at a floating rate.

If interest rates had been 1% higher on the average cash balance, with all other variables held constant, loss before income taxes would have been $235 lower for the year ended December 31, 2023 (2022 - $376). If interest rates had been 1% higher on the average long-term debt balance, with all other variables held constant, loss before income taxes would have been $71 higher for the year ended December 31, 2023 (2022 – $72).

●	Foreign currency risk

Foreign currency risk occurs as a result of foreign exchange rate fluctuations between the time a transaction is recorded and the time it is settled.

The Company purchases goods and services denominated in foreign currencies and, accordingly, is subject to foreign currency risk, primarily the US dollar and Euro. Foreign currency risk arises from future commercial transactions and recognized assets and liabilities denominated in a currency that is not the functional currency. The risk is measured through a forecast of highly probable US dollar and Euro expenditures. The Company’s financial instruments denominated in foreign currencies are shown below in Canadian dollars.

	2023
	US		Canadian	Chinese
	dollars	Euro	dollars	renminbi	Total
	$	$	$	$	$

Cash	19,599	615	5,931	68	26,213
Trade and other receivables	5,211	1,935	142	—	7,288
Accounts payable and accrued liabilities	(628)	(452)	(2,186)	(16)	(3,282)
Lease liabilities	—	—	(837)	—	(837)
Long-term debt	—	—	(7,104)	—	(7,104)

	2022
	US		Canadian	Chinese
	dollars	Euro	dollars	renminbi	Total
	$	$	$	$	$

Cash	32,897	365	13,214	41	46,517
Trade and other receivables	1,118	1,074	4,152	—	6,344
Accounts payable and accrued liabilities	(288)	(521)	(1,208)	(16)	(2,033)
Derivative financial instrument	—	—	(563)	—	(563)
Lease liabilities	—	—	(1,056)	—	(1,056)
Long-term debt	—	—	(7,174)	—	(7,174)

As at December 31, 2023, if foreign exchange rates had been 5% higher, with all other variables held constant, loss and comprehensive loss would have been $95 (2022 – $415) higher, mainly as a result of the translation of foreign currency denominated cash, trade and other receivables, accounts payable and accrued liabilities, other liabilities and lease liabilities. The Company does not use derivatives to reduce exposure to foreign currency risk.

Liquidity risk

Liquidity risk is the risk the Company may encounter difficulties in meeting its financial liability obligations as they come due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis.

The Company controls liquidity risk through management of working capital, cash flows and the availability and sourcing of financing. The Company’s ability to accomplish all of its future strategic plans is dependent on obtaining additional financing or executing other strategic options; however, there is no assurance the Company will achieve these objectives.

The following table summarizes the Company’s significant contractual, undiscounted cash flows related to its financial liabilities.

	2023
		Future		Between
	Carrying	cash	Less than	1 year and
	amount	flows	1 year	5 years
	$	$	$	$

Accounts payable and accrued liabilities	3,282	3,282	3,282	—
Lease liabilities	837	904	298	606
Long-term debt	7,104	8,703	2,677	6,026
	11,223	12,889	6,257	6,632

	2022
		Future		Between
	Carrying	cash	Less than	1 year and
	amount	flows	1 year	5 years
	$	$	$	$

Accounts payable and accrued liabilities	2,033	2,033	2,033	—
Lease liabilities	1,056	1,174	291	883
Long-term debt	7,174	9,324	1,134	8,190
	10,263	12,531	3,458	9,073

Fair value

The fair values of cash, trade and other receivables, accounts payable and accrued liabilities and lease liabilities approximate their carrying values, due to their relatively short periods to maturity. The fair value of the long-term debt approximates its carrying amount as it has a floating interest rate.